CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 435,133	$ 63,287	¥ 487,266
Restricted cash	1,254	182	1,238
Short-term investments	100,000	14,544	100,000
Prepayments and other receivables	65,198	9,483	81,316
Current assets for discontinued operations	0	0	67,202
Total current assets	601,585	87,496	737,022
Non-current assets:
Property and equipment, net	97,195	14,136	105,502
Intangible assets, net	214,962	31,265	243,261
Goodwill	129,752	18,872	129,752
Deposits	5,152	749	5,750
Long-term investments	194,375	28,271	347,073
Other non-current assets	3,563	518	6,257
Non-current assets for discontinued operations	0	0	179,942
Total non-current assets	644,999	93,811	1,017,537
TOTAL ASSETS	1,246,584	181,307	1,754,559
Current liabilities:
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB9,875 and RMB7,854 (US$1,142) as of December 31, 2017 and 2018, respectively)	9,779	1,422	11,855
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB51,658 and RMB54,200 (US$7,883) as of December 31, 2017 and 2018, respectively)	88,149	12,820	146,233
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB615 and RMB1,313 (US$191) as of December 31, 2017 and 2018, respectively)	1,766	257	2,223
Current liabilities for discontinued operations	0	0	15,626
Total current liabilities	99,694	14,499	175,937
Non-current liabilities:
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB27,673 and RMB 4,196 (US$610) as of December 31, 2017 and 2018, respectively)	4,196	610	27,785
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of nil and nil as of December 31, 2017 and 2018, respectively)	7,744	1,126	6,754
Non-Current liabilities for discontinued operations	0	0	12,721
Total non-current liabilities	11,940	1,736	47,260
TOTAL LIABILITIES	111,634	16,235	223,197
Commitments and contingencies
Redeemable noncontrolling interest	29,388	4,274	22,052
Shareholders' equity:
Additional paid-in capital	2,431,924	353,709	2,295,111
Treasury shares	(143,780)	(20,912)	(143,780)
Accumulated other comprehensive income	137,736	20,033	116,051
Accumulated deficit and statutory reserve	(1,309,424)	(190,448)	(857,751)
Total 500.com Limited shareholders' equity	1,116,605	162,404	1,409,774
Noncontrolling interests	(11,043)	(1,606)	99,536
Total shareholders' equity	1,105,562	160,798	1,509,310
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS' EQUITY	1,246,584	181,307	1,754,559
Common Class A [Member]
Shareholders' equity:
Ordinary shares, value	121	18	115
Common Class B [Member]
Shareholders' equity:
Ordinary shares, value	¥ 28	$ 4	¥ 28